AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 13, 2018

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 368	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 369	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 13, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 368 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating May 13, 2018 as the new effective date for Post-Effective Amendment No. 188 to the Trust’s Registration Statement, which was filed on April 13, 2015 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 193, 198, 201, 204, 208, 211, 215, 219, 223, 228, 234, 238, 242, 248, 251, 257, 262, 269, 276, 283, 288, 292, 297, 304, 308, 312, 316, 320, 324, 328, 332, 337, 341, 345, 350, 355 and 362 to the Trust’s Registration Statement filed on June 11, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015, October 30, 2015, November 27, 2015, December 23, 2015, January 21, 2016, February 19, 2016, March 18, 2016, April 15, 2016, May 13, 2016, June 10, 2016, July 8, 2016, August 5, 2016, September 2, 2016, September 30, 2016, October 28, 2016, November 23, 2016, December 22, 2016, January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017, January 19, 2018, February 16, 2018 and March 16, 2018, respectively. This Amendment relates solely to PowerShares High Income Downside Hedged Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 188 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 365 to the Trust’s Registration Statement, which was filed on April 5, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 13th day of April, 2018.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	April 13, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	April 13, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	April 13, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	April 13, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 13, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 13, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 13, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	April 13, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	April 13, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	April 13, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	April 13, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		April 13, 2018
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.